E2 Business combinations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Business Combinations [Abstract]
Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations

Acquisitions

Acquisitions 2017–2019
	2019	2018	2017
Total consideration, including cash	1,957	1,314	62

Net assets acquired
Cash and cash equivalents	142	94	—
Property, plant and equipment	353	4	12
Intangible assets	497	481	101
Investments in associates	101	64	—
Other assets	1,357	254	1
Provisions, incl. post-employment benefits	(102)	—	—
Other liabilities	(743)	(494)	25
Total identiﬁable net assets	1,605	403	139
Costs recognized in net income	153	—	—
Goodwill	199	911	(77)
Total	1957	1,314	62
Acquisition-related costs 1)	85	24	49

1)	Acquisition-related costs are included in Selling and administrative expenses in the consolidated income statement.

Summary of Business Divestments Transactions

Divestments

Divestments 2017–2019
	2019		2018	2017
Proceeds	1,569	1)	226	459

Net assets disposed of
Property, plant and equipment	171		55	62
Right-of-use assets	20		—	—
Investments in associates	5		114	—
Intangible assets	820		30	—
Goodwill	—		—	45
Other assets	96		809	219
Provisions, incl. post-employment beneﬁts	244		(43)	—
Other liabilities	(774)		(571)	(180)
Total net assets	582		394	146
Net gains/losses from divestments	987		(168)	313
Shares in associated companies	(1,209)	1)	—	—
Cash ﬂow effect	360		226	459

Summary of Business Combinations Transactions

Acquisitions 2017–2019
Company	Description	Transaction date
ST-Ericsson	The remaining shares was acquired in ST-Ericsson (previously a joint venture).	Dec 2019
Kathrein	A German provider of antenna and filter technologies.	Oct 2019
CSF	A US based company related to the iconectiv business.	Aug 2019
CENX	A US based service assurance technology company.	Sep 2018
VidScale	A US company providing cloud-based Content Delivery Network (CDN) solutions.	Mar 2018
Placecast	A US company that leverages deterministic carrier data to deliver better audience, verification, and insight solutions.	Feb 2018

Summary of Business Divestments Transactions

Divestments 2017–2019
Company	Description	Transaction date
MediaKind	A divestment of its MediaKind business.	Feb 2019
Ericsson Local Services AB (LSS)	A divestment of the Local Services company in Sweden.	Aug 2018
Excellence Field Factory	A divestment of the Spanish fiber service operations.	Jun 2018
Power Modules	A divestment of the power modules business.	Sep 2017